Equity-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2025
Equity-Based Compensation [Abstract]
Schedule of Compensation Expense

The following table presents the stock-based compensation expense.

		Three Months Ended September 30,		Nine Months Ended September 30,
	Incentive Plan	2025	2024	2025	2024
		(In thousands)
Restricted stock units(1)	2024 Incentive Plan	$3,209	$—	$3,209	$—
Incentive units	Legacy Incentive Plan	(200)	158	241	417
Class A units(2)	Legacy Incentive Plan	—	—	841	(225)
Total		$3,009	$158	$4,291	$192

(1)      The Company recognized $1.6 million during the three and nine months ended September 30, 2025 related to the modification of an equity award of the Company’s former Chief Executive Officer (“CEO”).

(2)      In the nine months ended September 30, 2024, USARE LLC recorded equity-based compensation for issuance of its Class A Units to certain consultants pursuant to existing bonus agreements. In the nine months ended September 30, 2024, USARE LLC recorded the forfeiture of equity-based compensation of the Company’s former CEO.

Schedule of RSU Activity

The following table presents RSU activity under the 2024 Incentive Plan.

	Number of Shares	Weighted Average Grant Date Fair Value
	(In thousands)	(Per share)
Awarded	1,252	$16.83
Balance, September 30, 2025	1,252	16.83

Schedule of Unamortized Compensation Costs	The following table presents the unamortized compensation costs and weighted average service period as of September 30, 2025.
	Unamortized Compensation Costs	Weighted Average Service Period
	(In thousands)	(In years)
Restricted stock units	$18,790	1.25